SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
NOTE 8 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date these condensed consolidated financial statements were available to be issued and has determined that the following subsequent events require disclosure.

During October 2023, the Company issued 33,911 shares of common stock for payment of accrued interest on notes payable at September 30, 2023.

During October 2023, the Company issued 72,329 warrants to purchase shares of common stock exercisable at $0.85 per share for five years.

During October 2023, the Company issued 250,000 options to each of the non-executive members of the board of directors – Matthew Flemming, Cory Hunt, Bob Powell, and Eli Albrecht. The options exercisable at $0.86 per share for five years.

On October 10, 2023, the Company entered into a 14% convertible note payable agreement with proceeds totaling $375,000. The convertible note requires quarterly interest payments with the principal due at maturity eighteen months from issuance and is convertible at $3.20 per share of common stock. In connection with the note agreements, the Company issued a total of 750,000 warrants exercisable at $0.85 per share for two years.

From October 10, 2023 to November 7, 2023, the Company entered into four 14% convertible note payable agreements with proceeds totaling $625,000. The convertible notes, which have identical terms, require quarterly interest payments with the principal due at maturity eighteen months from issuance and are convertible at $3.20 per share of common stock. In connection with the note agreements, the Company issued a total of 1,250,000 warrants exercisable at $0.85 per share which expire two years from issuance. The warrants, which were immediately vested, were valued at $1,558,376 and resulted in additional discount on the notes totaling $439,295 pursuant to ASC 470-20-30.

NOTE 10 - SUBSEQUENT EVENTS

On January 11, 2023, the Company and P&C Ventures, Inc. agreed to amend the January 11, 2022 note payable (Note 4). As part of the agreement, $78,929 in accrued and unpaid interest was added to the principal balance, bringing the total principal balance of the note payable to $1,563,929. Additionally, the interest rate and maturity date were amended to 14% and October 11, 2023, respectively. In connection with the amendment, the Company issued P&C Ventures, Inc. 3,127,858 warrants to purchase shares of common stock exercisable at $0.85 per share. The warrants, which were immediately vested, were valued at $3,309,045 and recorded as a derivative liability.

During January 2023, the Company paid $7,589 in accrued interest due to four noteholders by issuing 5,655 shares of common stock.

During January 2023, the Company issued 4,245 shares of common stock valued at $4,500 for services.

From January 24, 2023 to March 27, 2023, the Company entered into seven 14% convertible note payable agreements with proceeds totaling $1,724,975. The convertible notes, which have identical terms, require quarterly interest payments with the principal due at maturity eighteen months from issuances and are convertible at $3.20 per share of common stock. In connection with the convertible notes, the Company issued a total of 3,449,950 warrants to purchase shares of common stock exercisable at $0.85 per share. The warrants, which were immediately vested, were valued at $3,422,942 and recorded as a derivative liability.

Included in the seven convertible notes payable is a $100,000 convertible note with the Company’s CEO. In connection with the convertible note, the Company issued 200,000 warrants to purchase shares of common stock valued at $209,180.

During March 2023, the Company issued 500,000 options to purchase shares of common stock exercisable at $0.99 per share. The options, which vest over 36 months, were valued at $448,950.

During March 2023, the Company agreed to issue 17,045 shares of common stock valued at $15,000 for services.